Acquisition of Lucid (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 21, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Acquisition related costs		$ 0	$ 0	$ 768,964
Lucid Psycheceuticals Inc. [Member]
Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 7,290,731
Ownership interest	4.50%
Acquisition related costs	$ 128,320
Lucid Psycheceuticals Inc. [Member] | Represents Class B subordinate voting shares member.
Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 7,023,732
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares | shares	4,502,392
Share issue price per share | $ / shares	$ 1.56
Number of instruments or interests issued or issuable	304,880
Lucid Psycheceuticals Inc. [Member] | Stock Options Member
Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 196,436
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares | shares	161,091
Lucid Psycheceuticals Inc. [Member] | Represents information of warrant.
Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 70,563
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares | shares	112,162